Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Material accounting policies details [Abstract]
Schedule of Foreign Currency Translation

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024	As of June 15, 2023
Period-end SAR: US$1 exchange rate	3.7530	3.7500	3.7508	3.7512
Period-end MYR: US$1 exchange rate	4.0490	4.4131	4.7350	4.6240
Period-end THB: US$1 exchange rate	32.5850	33.6100	36.3400	34.6200
Period-average SAR: US$1 exchange rate	3.7512	3.7509	3.7507	3.7501
Period-average MYR: US$1 exchange rate	4.1452	4.4533	4.6325	4.5276
Period-average THB: US$1 exchange rate	32.2850	34.6108	35.0615	34.0750

Schedule of Estimated Useful Life for Current and Comparative Years

The estimated useful life for the current and comparative years are as follows:

Land and buildings	20 – 60 years
Computer and office equipment	3 – 5 years
Motor vehicles	5 years
Plant and machinery	5 – 12 years